SHARE CAPITAL & SHARE PREMUIM - Share Capital (Details) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 12, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023	May 06, 2022
SHARE CAPITAL & SHARE PREMUIM
Par value of shares issued	$ 0.000005		$ 0.000005	$ 0.000005		$ 0.000005	$ 0.000005
Authorized:
As at January 1, 2023, December 31, 2023 and 2024				10,000,000,000		10,000,000,000	10,000,000,000
Issued and fully paid:
Shares outstanding at the beginning (in shares)				619,333,000
Shares outstanding at the beginning (in $)				$ 3,000
Incorporation of the Company (in shares)					1
Issue of shares (in Shares)				30,966,000	557,399,998
Issue of shares (in $)					$ 3,000
Loan Capitalization (in shares)					1
Loan Capitalization (in $)					$ 1,000
Issue of ordinary shares to share award scheme trusts (in shares)	61,933,000				61,933,000
Shares outstanding at the end (in shares)				650,299,000
Shares outstanding at the end (in $)				$ 3,000
Number of shares issued for cash injection			1
Number of shares issued excluding for cash injection		557,399,997